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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22066

Cornerstone Progressive Return Fund
(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC 350 Jericho Turnpike, Suite 206 Jericho, NY 11753
(Name and address of agent for service)

Registrant's telephone number, including area code:      (513) 326-3597

Date of fiscal year end:         December 31, 2010

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED)

Description	No. of Shares	Value
EQUITY SECURITIES - 96.74%
CLOSED-END FUNDS - 90.22%
CORE - 21.35%
Adams Express Company (The) (a)	141,606	$1,410,396
Blue Chip Value Fund	23,020	75,966
Cohen & Steers Dividend Majors Fund, Inc.	3,400	38,488
Gabelli Equity Trust, Inc.	318,000	1,599,540
General American Investors Company, Inc.	46,200	1,125,432
Royce Micro-Cap Trust, Inc.	146,356	1,207,437
Royce Value Trust, Inc.	351,402	4,266,020
Tri-Continental Corporation	138,534	1,708,124
		11,431,403
CORPORATE DEBT FUNDS BBB-RATED - 4.60%
AllianceBernstein Income Fund	281,700	2,360,646
Western Asset Inflation Management Fund, Inc.	6,000	102,660
		2,463,306
DEVELOPED MARKET - 1.53%
Ibero-America Fund, Inc.	24,000	157,440
Japan Equity Fund	12,100	65,461
Morgan Stanley Asia Pacific Fund, Inc.	16,584	260,866
New Ireland Fund, Inc. (The)	23,300	146,790
Swill Helvetia Fund, Inc.	15,100	189,656
		820,213
EMERGING MARKETS - 7.66%
Aberdeen Emerging Markets Telecommunications Fund, Inc.	13,400	248,838
DWS Global High Income Fund, Inc.	3,000	23,490
First Israel Fund, Inc.	2,200	35,420
Morgan Stanley Eastern Europe Fund, Inc.	9,000	152,010
Morgan Stanley Emerging Markets Fund, Inc.	3,605	55,949
Morgan Stanley India Investment Fund, Inc.	47,400	1,291,650
Templeton Dragon Fund, Inc.	58,000	1,676,780
Templeton Russia & East European Fund, Inc.	31,800	620,418
		4,104,555
GLOBAL - 3.82%
Alpine Global Dynamic Dividend Fund	7,288	47,518
Alpine Total Dynamic Dividend Fund	340,600	1,852,864
Calamos Global Dynamic Income Fund	15,904	128,663
Dca Total Return Fund	5,479	16,712
		2,045,757

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
GLOBAL INCOME - 0.04%
Aberdeen Global Income Fund, Inc.	1,500	$18,555

HIGH CURRENT YIELD (LEVERAGED) - 1.34%
BlackRock High Yield Trust	2,159	14,357
First Trust Strategic High Income Fund	71,216	244,983
First Trust Strategic High Income Fund II	51,700	245,058
First Trust Strategic High Income Fund III	48,500	210,975
		715,373
INCOME & PREFERRED STOCK - 7.06%
BlackRock Preferred Opportunity Trust	33,074	372,413
Calamos Strategic Total Return Fund	279,538	2,465,525
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	18,863	249,935
Preferred Income Strategies Fund	65,678	686,992
		3,774,865
LOAN PARTICIPATION - 0.36%
Invesco Van Kampen Dynamic Credit Opportunities Fund	16,082	192,341

OPTION ARBITRAGE/OPTIONS STRATEGIES - 8.75%
Dow 30 Enhanced Premium & Income Fund, Inc.	164,900	1,683,629
Dow 30 Premium & Dividend Income Fund, Inc.	23,680	336,493
Eaton Vance Risk-Managed Diversified Equity Income Fund	104,650	1,456,728
ING Global Equity Dividend And Premium Opportunity Fund	28,700	332,633
ING International High Dividend Equity Income Fund	2,700	31,158
Nasdaq Premium Income & Growth Fund, Inc.	39,072	521,611
NFJ Dividend, Interest & Premium Strategy Fund	20,700	326,232
		4,688,484
PACIFIC EX JAPAN - 4.76%
Asia Pacific Fund, Inc. (The)	18,100	199,462
Greater China Fund, Inc. (The)	116,947	1,494,583
JF China Region Fund, Inc.	12,300	182,163
Taiwan Fund, Inc.	40,325	674,637
		2,550,845

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

CLOSED-END FUNDS (Continued)
REAL ESTATE - 10.64%
Alpine Global Premier Properties Fund	266,200	$1,759,582
Cohen & Steers Quality Income Realty Fund, Inc.	322,100	2,531,706
Cohen & Steers REIT & Preferred Income Fund, Inc.	64,548	846,224
ING Clarion Global Real Estate Income Fund	10,100	76,255
LMP Real Estate Income Fund, Inc.	29,100	271,794
Neuberger Berman Real Estate Securities Income Fund, Inc.	22,900	83,814
RMR Asia Pacific Real Estate Fund	6,901	125,390
		5,694,765
SECTOR EQUITY - 13.90%
Cohen & Steers Infrastructure Fund, Inc.	171,500	2,730,280
Evergreen Utilities and High Income Fund	63,000	740,880
Gabelli Healthcare & Wellness Rx Trust (The)	14,159	90,618
H&Q Healthcare Investors	114,789	1,386,651
H&Q Life Sciences Investors	70,180	673,026
Macquarie Global Infrastructure Total Return Fund, Inc.	55,934	924,030
Petroleum & Resources Corporation (a)	38,875	899,179
		7,444,664
U.S. MORTGAGE - 1.44%
BlackRock Income Trust, Inc.	110,467	771,060

VALUE - 2.97%
Claymore Dividend & Income Fund	30,200	428,538
Gabelli Dividend & Income Trust	59,300	826,049
Royce Focus Trust, Inc.	53,014	337,699
		1,592,286

TOTAL CLOSED-END FUNDS		48,308,472

CONSUMER DISCRETIONARY - 0.53%
Comcast Corporation - Class A	3,358	60,713
Home Depot, Inc. (The)	2,000	63,360
Time Warner, Inc.	2,000	61,300
Walt Disney Company (The)	3,000	99,330
		284,703
CONSUMER STAPLES - 1.25%
Coca-Cola Company (The)	3,000	175,560
CVS Caremark Corporation	2,746	86,417
H.J. Heinz Company	2,000	94,740

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2010 (UNAUDITED) (Continued)

CONSUMER STAPLES (Continued)
Procter & Gamble Company (The)	5,233	$313,823
		670,540
ENERGY - 0.29%
Exxon Mobil Corporation	2,475	152,930

FINANCIALS - 0.25%
American Express Company	3,252	136,682

HEALTH CARE - 1.07%
Becton, Dickinson and Company	3,000	222,300
Johnson & Johnson	4,000	247,840
Medtronic, Inc.	3,000	100,740
		570,880
INDUSTRIALS - 1.03%
3M Company	1,567	135,874
Danaher Corporation	4,000	162,440
Emerson Electric Company	2,000	105,320
United Technologies Corporation	2,108	150,153
		553,787
INFORMATION TECHNOLOGY - 1.92%
AOL, Inc. *	182	4,500
Automatic Data Processing, Inc.	5,000	210,150
Cisco Systems, Inc. *	18,470	404,493
Google, Inc. - Class A *	532	279,720
Intel Corporation	6,599	126,899
		1,025,762
MATERIALS - 0.18%
Freeport-McMoRan Copper & Gold, Inc.	1,119	95,551

TOTAL EQUITY SECURITIES (cost - $47,189,639)		51,799,307

SHORT-TERM INVESTMENT - 3.38%
MONEY MARKET FUND - 3.38%
JPMorgan U.S. Government Money Market Fund (cost - $1,809,118)	1,809,118	1,809,118

TOTAL INVESTMENTS - 100.12% (cost - $48,998,757)		53,608,425

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(64,455)

NET ASSETS - 100.00%	$53,543,970

(a) Affiliated investment.  Of its net assets the Fund holds 2.63% and 1.68% of Adams Express Company and Petroleum & Resources Corporation, respectively.  A trustee of the Fund also serves as a director to such companies.  During the nine months ended September 30, 2010 there were additional purchases of 34,875 shares of Petroleum & Resources Corporation with a cost of $800,707.  There were no purchases of Adams Express Company and there were no sales for either of these securities.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE PROGRESSIVE RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2010 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $48,998,757, $5,383,402, $(773,734) and $4,609,668 respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$51,799,307	$-
Short-Term Investments	1,809,118	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$53,608,425	$-

* Other financial instruments include futures, forwards and swap contracts.

During the period ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2010.

Recent Accounting Pronouncement: In January 2010, the FASB Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009 and have been reflected herein while other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact ASU No. 2010-06 and has determined that it is not expected to have a significant impact on its financial statement disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2010, the Fund did not engage in derivative instruments and other hedging activities.

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010 with a file number 811-22066.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2010, file number 811-22066.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Progressive Return Fund

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 12, 2010

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 12, 2010

* Print the name and title of each signing officer under his or her signature.